Results by business segment	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Results by business segment

Note 11 Results by business segment

	For the three months ended January 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,229	$745	$–	$163	$1,241	$(107)	$5,271
Non-interest income	1,574	2,868	1,399	424	1,569	(39)	7,795
Total revenue	4,803	3,613	1,399	587	2,810	(146)	13,066
Provision for credit losses	129	(12)	–	–	(12)	–	105
Insurance policyholder benefits, claims and acquisition expense	–	–	997	–	–	–	997
Non-interest expense	2,022	2,581	147	420	1,472	(62)	6,580
Income (loss) before income taxes	2,652	1,044	255	167	1,350	(84)	5,384
Income taxes (recoveries)	678	249	58	49	320	(65)	1,289
Net income	$1,974	$795	$197	$118	$1,030	$(19)	$4,095
Non-interest expense includes:
Depreciation and amortization	$233	$228	$15	$49	$123	$2	$650

	For the three months ended January 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total
Net interest income (2)	$3,161	$666	$–	$91	$1,199	$(82)	$5,035
Non-interest income	1,402	2,553	1,809	474	1,509	161	7,908
Total revenue	4,563	3,219	1,809	565	2,708	79	12,943
Provision for credit losses	165	(29)	–	(2)	(23)	(1)	110
Insurance policyholder benefits, claims and acquisition expense	–	–	1,406	–	–	–	1,406
Non-interest expense	1,978	2,406	149	401	1,441	167	6,542
Income (loss) before income taxes	2,420	842	254	166	1,290	(87)	4,885
Income taxes (recoveries)	627	201	53	43	223	(109)	1,038
Net income	$1,793	$641	$201	$123	$1,067	$22	$3,847
Non-interest expense includes:
Depreciation and amortization	$224	$220	$14	$49	$125	$1	$633

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Effective Q4 2021, gains (losses) on economic hedges of our U.S. share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to our U.S. share-based compensation plans have been reclassified from our Wealth Management segment to Corporate Support. Comparative amounts have been reclassified to conform with this presentation.
Total assets and total liabilities by business segment

	As at January 31, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$560,865	$155,336	$23,352	$251,514	$710,070	$51,332	$1,752,469
Total liabilities	560,794	155,547	23,633	251,420	709,481	(50,414)	1,650,461

	As at October 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323
Total liabilities	549,619	149,096	22,966	239,960	691,767	(45,847)	1,607,561